Notes Payable - Schedule of Promissory Notes Issued to Unrelated Third Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 01, 2020	Oct. 01, 2020
Note Amount	$ 8,066,633	$ 7,816,633	$ 30,000	$ 30,000
Balance	13,143,933	12,073,711
PPP [Member]
Note Amount	$ 509,700	$ 309,900
Issuance Date	May 20, 2020	Apr. 01, 2020
Balance	$ 940,700	$ 309,900
SBA Loan [Member]
Note Amount	$ 309,900	$ 509,700
Issuance Date	Apr. 01, 2020	May 20, 2020
Balance	$ 417,600	$ 509,700
A. Rodriguez [Member] | Promissory Note [Member]
Note Amount	$ 86,821	$ 86,821
Issuance Date	Mar. 14, 2013	Mar. 14, 2013
Balance	$ 86,821	$ 86,821
A. Rodriguez [Member] | Promissory Note One [Member]
Note Amount	15,000
Balance	15,000
A. Rodriguez [Member] | Promissory Note Two [Member]
Note Amount	10,000
Balance	10,000
Henry Mahgerefteh [Member] | Promissory Note [Member]
Note Amount	$ 144,000	$ 144,000
Issuance Date	Feb. 15, 2015	Feb. 15, 2015
Balance	$ 136,698	$ 135,696
TRA Capital [Member] | Promissory Note [Member]
Note Amount	$ 106,112	$ 106,112
Number of loans and issuance date, description	3 loans	3 loans
Balance	$ 125,247	$ 125,247
BNA Inv [Member] | Promissory Note [Member]
Note Amount	$ 223,449	$ 223,499
Number of loans and issuance date, description	6 loans	6 loans
Balance	$ 157,253	$ 191,753
Brian Berg [Member] | Promissory Note [Member]
Note Amount	$ 30,000	$ 30,000
Issuance Date	Feb. 01, 2012	Feb. 01, 2012
Balance	$ 25,000	$ 25,000
Classic Bev [Member] | Promissory Note [Member]
Note Amount	$ 73,473	$ 73,473
Issuance Date	May 01, 2017	May 01, 2017
Balance	$ 268,245	$ 380,051
JSJ, Investments [Member] | Promissory Note [Member]
Note Amount	$ 75,000	$ 75,000
Issuance Date	Jul. 12, 2017	Jul. 12, 2017
Balance	$ 9,707	$ 19,911
Power Up [Member] | Promissory Note [Member]
Note Amount	$ 168,500	$ 168,500
Issuance Date	Aug. 07, 2020
Number of loans and issuance date, description		various
Balance	$ 257,000	$ 168,500
TysAdco Partners [Member] | Promissory Note [Member]
Note Amount	$ 250,000
Issuance Date	Mar. 11, 2021
Balance	$ 250,000
PNC, Inc. [Member] | Promissory Note [Member]
Note Amount	$ 850,000	$ 850,000
Issuance Date	Dec. 19, 2020	Dec. 19, 2020
Balance	$ 850,000	$ 850,000
Dicer [Member] | Promissory Note [Member]
Note Amount	$ 64,678	$ 64,678
Issuance Date	Jul. 20, 2020	Jul. 20, 2020
Balance	$ 55,789	$ 62,231
TCA Global Fund [Member] | Promissory Note [Member]
Note Amount	$ 2,150,000	$ 2,150,000
Issuance Date	May 01, 2018	May 01, 2018
Balance	$ 3,083,181	$ 2,980,815
TCA Global fund 2 [Member] | Promissory Note [Member]
Note Amount	$ 3,000,000	$ 3,000,000
Issuance Date	Dec. 17, 2019	Dec. 17, 2019
Balance	$ 6,455,692	$ 6,202,086
A. Rodriguez One [Member] | Promissory Note [Member]
Note Amount		$ 15,000
Issuance Date	Jul. 22, 2013	Jul. 22, 2013
Balance		$ 15,000
A. Rodriguez Two [Member] | Promissory Note [Member]
Note Amount		$ 10,000
Issuance Date	Feb. 21, 2014	Feb. 21, 2014
Balance		$ 10,000